Trade receivables, net (Tables)	6 Months Ended
Jun. 30, 2026
Trade receivables [Abstract]
Schedule of Trade Receivables
	As of
	December 31, 2025	June 30, 2026
	RMB’000	RMB’000

Trade receivables	104,965	84,284
Loss allowance	(83,251)	(66,018)
	21,714	18,266
Included in trade receivables, net per balance sheet	21,714	18,266
Included in assets classified as held for sale	—	—

Schedule of ECL Allowance for Trade Receivables

The movement in ECL allowance for trade receivables during the six months ended June 30, 2025 and 2026 is as follows:

	For the six months ended June 30,
	2025	2026
	RMB’000	RMB’000

Opening loss allowance	63,865	62,328
Provision for expected credit losses, net	7,897	3,690
Reclassified as held for sale assets	(13,314)	—
Closing loss allowance	58,448	66,018